Accrued expenses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accrued expenses
Interest	¥ 73,692	¥ 75,711
Logistic charges	71,342	45,307
Testing fee	55,964	40,923
Professional service fees	38,929	42,601
Tax	28,008	24,782
Utilities	10,806	5,719
Commission fee	6,394	22,685
Rental fee	621	1,292
Others	18,090	23,635
Total accrued expenses	¥ 303,846	¥ 282,655